Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events	Note 11 — Subsequent Events All material subsequent events have been included within footnotes 1, 6, 7 and 9 of the Consolidated Financial Statements.